Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability
The Company classified the warrants as warrant liability. At initial recognition, the Company recorded the warrant liability on the consolidated balance sheet at its estimated fair value and subsequently remeasured to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions as below:

For the Year Ended December 31, 2021
Risk Free Rate	0.37%-0.81%
Volatility	131.47%-127.93%
Expected dividend yield	0%
Expected term	2.3 years-3 years